Share-based payments	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

43 Share-based payments

Rio Tinto plc and Rio Tinto Limited have a number of share-based incentive plans, which are described in detail in the Remuneration report. These plans have been accounted for in accordance with the fair value recognition provisions of IFRS 2 “Share-based Payment”.

The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled plans), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2018	2017	2016	2018	2017
	US$m	US$m	US$m	US$m	US$m
Equity-settled plans	118	88	116	-	-
Cash-settled plans	4	3	-	16	15
Total	122	91	116	16	15

The main Rio Tinto plc and Rio Tinto Limited plans are as follows:

Share Option Plans

Awards are no longer granted under the Share Option Plans and all charges have been incurred as the remaining awards all vested before 2018, although there remain outstanding vested options under these plans, all of which are due to expire in 2019.

UK Share Plan (formerly the Share Ownership Plan)

The fair values of Matching and Free Shares made by Rio Tinto plc are taken to be the market value of the shares on the date of purchase. These awards are settled in equity.

Performance Share Plans

Participants are generally assigned shares in settlement of their Performance Share Awards (PSA) on vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions, including the dividends accumulated from date of award to vesting.

For the parts of awards with Total Shareholder Return (TSR) performance conditions, the fair value of the awards was calculated using a Monte Carlo simulation model taking into account the TSR performance conditions. One-third of the awards granted from 2013 to 2017 (inclusive) are subject to an earnings margin performance target relative to ten global mining comparators. As this is a non-market related performance condition, under IFRS 2, the fair value recognised is reviewed at each accounting date based on the directors’ expectations for the proportion vesting. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2017: 5% per annum).

Management Share Plans

The Management Share Plans were introduced in 2007 (and readopted in 2017) to provide Management Share Awards (MSA) to management. The vesting of these awards is dependent on service conditions being met. In general, the awards will be settled in equity, including the dividends accumulated from date of award to vesting. The awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.

The fair value of each award on the day of grant is equal to the share price on the day of grant less a small adjustment for the timing of dividends. For awards granted since 2017 this adjustment is negligible and therefore the fair value of each award is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 7% per annum of outstanding awards (2017: 7% per annum).

Bonus Deferral Plans

The Bonus Deferral Plans were introduced to award Bonus Deferral Awards (BDA) in connection with the mandatory deferral of 50% of the bonuses for executive directors and product group executives and 25% of the bonuses for other executives.

Notes to the 2018 financial statements
continued

43 Share-based payments continued

The vesting of these awards is dependent only on service conditions being met. In general, the awards will be settled in equity including the dividends accumulated from date of award to vesting. The awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions. The fair value of each award on the day of grant is equal to the share price on the day of grant less a small adjustment for the timing of dividends. For awards granted since 2017 this adjustment is negligible and therefore the fair value of each award is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 3% per annum of outstanding awards (2017: 3% per annum).

Equity Incentive Plan

In 2018, shareholders approved the introduction of the Rio Tinto 2018 Equity Incentive Plan (the “EIP”).  From 2018, all long-term incentive awards will be granted under this umbrella plan which allows for awards in the form of PSA, MSA and BDA to be granted.

For grants made from 2018, the earnings margin performance target applying to the PSA was removed and instead all of the awards are subject to the TSR performance conditions described above and in the Directors’ Remuneration report.

Global Employee Share Plans

The Global Employee Share Plans were introduced in 2012. The companies provide a matching share award for each investment share purchased by a participant. The vesting of these matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% for cancellations (caused by employees electing to withdraw their investment shares before vesting of their matching shares). Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2017: 5% per annum).

Summary of options outstanding and exercisable

A summary of the status of the companies’ equity-settled share option plans at 31 December 2018 is presented below.

Options outstanding and exercisable at 31 December 2018	Number	Weighted average exercise price per option £/A$	Weighted average remaining contractual life Years	Aggregate intrinsic value 2018 US$m
Rio Tinto plc Share Option Plan (exercise price £16 – £25)	23,659	17	0.22	1
Rio Tinto Limited Share Option Plan (exercise price A$33)	16,455	33	0.21	-
	40,114			1

As at 31 December 2017 there were 188,766 options outstanding with an aggregate intrinsic value of US$3 million.

The Management Share Plans, Performance Share Plans, Bonus Deferral Plans, Equity Incentive Plans, Global Employee Share Plans and UK Share Plan together represent 100% (2017: 100%) of the total IFRS 2 charge for Rio Tinto plc and Rio Tinto Limited plans in 2018.

Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2018 number	Weighted average fair value at grant date 2018 £	2017 number	Weighted average fair value at grant date 2017 £	2018 number	Weighted average fair value at grant date 2018 A$	2017 number	Weighted average fair value at grant date 2017 A$
Non-vested shares at 1 January	3,555,274	20.47	2,883,053	18.27	1,609,154	40.13	1,590,957	37.52
Awarded	801,047	26.87	1,198,677	24.64	387,298	53.85	529,776	45.84
Forfeited	(188,761)	21.45	(199,435)	16.28	(36,530)	43.83	(36,716)	36.59
Failed performance conditions	(107,625)	14.54	(161,966)	16.25	(54,322)	27.67	(113,857)	30.89
Vested	(214,853)	21.57	(165,055)	21.51	(108,321)	40.85	(84,284)	40.79
Transfers from equity to cash-settled (a)	-	-	-	-	-	-	(276,722)	40.11
Non-vested shares at 31 December	3,845,082	21.86	3,555,274	20.47	1,797,279	43.34	1,609,154	40.13

	2018 number	Weighted average share price 2018 £	2017 number	Weighted average share price 2017 £	2018 number	Weighted average share price 2018 A$	2017 number	Weighted average share price 2017 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	248,965	42.57	188,383	31.04	105,374	82.97	73,311	63.09
Vested awards settled in cash during the year (including dividend shares applied on vesting)	991	42.40	-	-	9,959	82.08	5,010	62.81

(a)	In 2017, an agreement was reached between the Group and a former director to settle any of his future vested awards in cash rather than equity.

In addition to the equity-settled awards shown above, there were 40,365 Rio Tinto plc and 276,722 Rio Tinto Limited cash-settled awards outstanding at 31 December 2018 (2017: 26,590 Rio Tinto plc and 276,722 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2018 was US$11 million (2017: US$9 million).

Notes to the 2018 financial statements
continued

43 Share-based payments continued

Management Share Awards, Bonus Deferral Awards (granted under the Management Share Plans, Bonus Deferral Plans or Equity Incentive Plans), Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards (a)				Rio Tinto Limited awards
	2018 number	Weighted average fair value at grant date 2018 £	2017 number	Weighted average fair value at grant date 2017 £	2018 number	Weighted average fair value at grant date 2018 A$	2017 number	Weighted average fair value at grant date 2017 A$
Non-vested awards at 1 January	3,473,092	27.23	3,305,966	26.00	2,933,237	54.15	2,986,080	53.32
Awarded	1,135,103	39.49	1,499,374	32.50	943,315	78.36	1,156,078	61.05
Forfeited	(250,853)	30.26	(159,669)	29.46	(185,062)	64.60	(127,905)	53.61
Cancelled	(33,563)	26.52	(51,773)	25.82	(36,613)	52.84	(95,203)	51.18
Vested	(1,281,759)	27.54	(1,120,806)	30.41	(1,040,947)	55.30	(985,813)	60.06
Non-vested shares at 31 December	3,042,020	31.43	3,473,092	27.23	2,613,930	61.71	2,933,237	54.15
Comprising:
– Management Share Awards	1,666,082	32.52	1,897,318	27.99	1,520,292	64.06	1,617,838	55.42
– Bonus Deferral Awards	203,900	37.86	281,994	25.53	127,423	71.93	153,966	52.83
– Global Employee Share Plan	1,102,322	28.68	1,196,937	26.42	966,215	56.66	1,161,433	52.54
– UK Share Plan	69,716	29.90	96,843	27.14	-	-	-	-

	2018 number	Weighted average fair value at grant date 2018 £	2017 number	Weighted average fair value at grant date 2017 £	2018 number	Weighted average fair value at grant date 2018 A$	2017 number	Weighted average fair value at grant date 2017 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	669,678	40.03	653,776	35.33	570,173	80.87	577,083	67.93
– Bonus Deferral Awards	221,198	37.69	170,036	34.44	108,001	75.36	88,644	69.98
– Global Employee Share Plan	451,710	39.06	382,585	33.56	473,420	78.78	466,308	65.10
– UK Share Plan	16,968	38.21	11,120	34.56	-	-	-	-

(a)	Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.

In addition to the equity-settled awards shown above, there were 46,543 Rio Tinto plc and 83,092 Rio Tinto Limited cash-settled awards outstanding at 31 December 2018 (2017: 33,443 Rio Tinto plc and 87,019 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2018 was US$5 million (2017: US$6 million).